Cash, cash equivalents and restricted cash	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Cash, cash equivalents and restricted cash
Cash, cash equivalents and restricted cash

Cash, cash equivalents and restricted cash, as presented in the Condensed Consolidated Statements of Cash Flows, consisted of the following:

	September 30,	December 31,
	2023	2022
Cash and cash equivalents	$21,383	$9,414
Restricted cash (included in Other assets)	250	250
Total cash, cash equivalents and restricted cash shown in the Condensed Consolidated Statements of Cash Flows	$21,633	$9,664

Restricted cash is $250 held by our bank to support our corporate credit card program.

(4)Cash, cash equivalents and restricted cash

Cash, cash equivalents and restricted cash, as presented in the Condensed Consolidated Statements of Cash Flows, consisted of the following:

	December 31,	December 31,
	2022	2021
Cash and cash equivalents	$9,414	$30,301
Restricted cash (included in Other assets)	250	—
Total cash, cash equivalents and restricted cash shown in the Consolidated Statements of Cash Flows	$9,664	$30,301

Restricted cash is $250 held by our bank to support our corporate credit card program.